Share-based compensation - Disclosure of deferred and restricted share units (Details) - share	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DSU (cash) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	317,209	266,442
Number of units, granted	0	82,600
Number of units reinvested (dividends on common shares)	2,352	4,696
Number of units, settled	(37,185)	(36,529)
Number of units, transfer from cash-settled to equity-settled	(282,376)	0
Number of units, forfeited	0	0
Number of units, end of period	0	317,209
Number of units, vested	0	233,883
DSU (equity) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	0
Number of units, granted	66,000
Number of units reinvested (dividends on common shares)	2,529
Number of units, settled	(16,866)
Number of units, transfer from cash-settled to equity-settled	282,376
Number of units, forfeited	(8,832)
Number of units, end of period	325,207
Number of units, vested	267,565
Restricted Share Units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	3,046	600,627
Number of units, granted	0	23,700
Number of units reinvested (dividends on common shares)	23	7,064
Number of units, settled	(3,069)	(192,719)
Number of units, transfer from cash-settled to equity-settled	0	(428,090)
Number of units, forfeited	0	(7,536)
Number of units, end of period	0	3,046
Number of units, vested	0	0
RSU (equity) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	848,759	0
Number of units, granted	592,300	429,262
Number of units reinvested (dividends on common shares)	14,600	6,277
Number of units, settled	(176,704)	0
Number of units, transfer from cash-settled to equity-settled	0	428,090
Number of units, forfeited	(88,917)	(14,870)
Number of units, end of period	1,190,038	848,759
Number of units, vested	70,320	69,257